Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
We contribute to multiemployer pension defined benefit plans under terms of collective-bargaining agreements that cover our union-represented employees. These unions cover certain of our culinary, hotel and other trade workers. We are obligated to make defined contributions under these plans.

The significant risks of participating in multi-employer plans include, but are not limited to, the following:

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We may elect to stop participating in our multi-employer plans. As a result, we may be required to pay a withdrawal liability based on the underfunded status of the plan as applicable. Our ability to fund such payments would be based on the results of our operations and subject to the risk factors that impact our business. If any of these risks actually occur, our business, financial condition and results of operations could be materially and adversely affected and impact our ability to meet our obligations to the multiemployer plan.

•	We may contribute assets to the multiemployer plan for the benefit of our covered employees that are used to provide benefits to employees of other participating employers.

•	We may be required to fund additional amounts if other participating employers stop contributing to the multiemployer plan.

Contributions, based on wages paid to covered employees, totaled approximately $1.4 million, $1.4 million and $1.5 million for the years ended December 31, 2015, 2014 and 2013, respectively. These aggregate contributions were not individually significant to any of the respective plans. Our share of the unfunded vested liability related to multi-employer plans, if any, is not determinable and our participation is not individually significant on an individual multiemployer plan basis.

We have retirement savings plans under Section 401(k) of the Internal Revenue Code covering our non-union employees. The plans allow employees to defer up to the lesser of the Internal Revenue Code prescribed maximum amount or 100% of their income on a pre-tax basis through contributions to the plans. We expensed our voluntary contributions to the 401(k) profit-sharing plans and trusts of $3.3 million, $4.1 million and $4.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

On September 30, 2014, we deconsolidated Borgata, which resulted in decreased employer contributions to multiemployer plans and decreased expenses for voluntary contributions to the 401(k) profit-sharing plans and trusts during the years ended December 31, 2015 and 2014.